Document and Entity Information	Aug. 07, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 07, 2024
Entity File Number	001-34857
Entity Registrant Name	GOLD RESOURCE CORP
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	84-1473173
Entity Address, Address Line One	7900 E. Union Ave
Entity Address, Adress Line Two	Suite 320
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	320-7708
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GORO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001160791
Amendment Flag	false
Current Fiscal Year End Date	--12-31